SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Condensed Consolidated Interim Statements Of Operations
	2022	2021
Silver	$16,570	$3,421
Copper	10,258	5,566
Gold	25,875	4,344
Penalties, treatment costs and refining charges	(8,516)	(2,103)
Total revenue from mining operations	$44,187	$11,228

Schedule Of Revenues From Customers
	2022	2021
Customer #1	$39,911	$5,521
Customer #2	3,479	3,045
Other customers	797	2,662
Total revenue from mining operations	$44,187	$11,228

Schedule Of Geographical Information Of Company's Non-current Assets
	December 31, 2022	December 31, 2021
Exploration and evaluation assets - Mexico	$46,541	$11,052
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$46,542	$11,053

	December 31, 2022	December 31, 2021
Plant, equipment, and mining properties - Mexico	$43,812	$35,390
Plant, equipment, and mining properties - Canada	244	285
Total plant, equipment, and mining properties	$44,056	$35,675